Scheduled Annual Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Debt Disclosure [Line Items]
Debt maturities in 2013	$ 1,734
Debt maturities in 2014	1,615
Debt maturities in 2015	1,269
Debt maturities in 2016	848
Debt maturities in 2017	593
Debt maturities thereafter	2,843
Total	8,902
Short-term Debt
Debt Disclosure [Line Items]
Debt maturities in 2013	56
Total	56
Long-term Debt
Debt Disclosure [Line Items]
Debt maturities in 2013	1,678
Debt maturities in 2014	1,615
Debt maturities in 2015	1,269
Debt maturities in 2016	848
Debt maturities in 2017	593
Debt maturities thereafter	2,843
Total	$ 8,846